Quarterly Operating Results (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Operating Results (Unaudited)

Note 24: Quarterly Operating Results (Unaudited)

2015	1st	2nd	3rd	4th	Year
	(In thousands, except days and per share amounts)
Number of days in quarter	88	91	91	95	365
Revenues	$546,957	$585,755	$579,266	$597,244	$2,309,222
Gross profit	207,649	234,276	226,131	250,117	918,173
Operating income	4,898	44,143	34,502	57,010	140,553
Income (loss) from continuing operations	(19,636)	21,677	14,811	49,656	66,508
Loss from discontinued operations, net of tax	—	—	(242)	—	(242)
Loss from disposal of discontinued operations, net of tax	—	(86)	—	—	(86)
Less: Net loss attributable to noncontrolling interest	—	—	—	(24)	(24)
Net income (loss) attributable to Belden stockholders	(19,636)	21,591	14,569	49,680	66,204
Basic income (loss) per share attributable to Belden stockholders:
Continuing operations	$(0.46)	$0.51	$0.35	$1.18	$1.57
Discontinued operations	—	—	(0.01)	—	(0.01)
Disposal of discontinued operations	—	—	—	—	—

Net income	$(0.46)	$0.51	$0.34	$1.18	$1.56

Diluted income (loss) per share attributable to Belden stockholders:
Continuing operations	$(0.46)	$0.50	$0.35	$1.17	$1.55
Discontinued operations	—	—	(0.01)	—	(0.01)
Disposal of discontinued operations	—	—	—	—	—

Net income	$(0.46)	$0.50	$0.34	$1.17	$1.54

2014	1st	2nd	3rd	4th	Year
	(In thousands, except days and per share amounts)
Number of days in quarter	89	91	91	94	365
Revenues	$487,690	$600,891	$610,774	$608,910	$2,308,265
Gross profit	175,717	204,385	221,732	217,615	819,449
Operating income	49,511	12,326	58,011	43,271	163,119
Income from continuing operations	25,156	15	33,847	15,414	74,432
Income from discontinued operations, net of tax	—	—	—	579	579
Loss from disposal of discontinued operations, net of tax	(562)	—	—	—	(562)
Net income attributable to Belden stockholders	24,594	15	33,847	15,993	74,449
Basic income (loss) per share attributable to Belden stockholders:
Continuing operations	$0.58	$—	$0.78	$0.36	$1.72
Discontinued operations	—	—	—	0.01	0.01
Disposal of discontinued operations	(0.01)	—	—	—	(0.01)

Net income	$0.57	$—	$0.78	$0.37	$1.72

Diluted income (loss) per share attributable to Belden stockholders:
Continuing operations	$0.57	$—	$0.77	$0.35	$1.69
Discontinued operations	—	—	—	0.01	0.01
Disposal of discontinued operations	(0.01)	—	—	—	(0.01)

Net income	$0.56	$—	$0.77	$0.36	$1.69

Included in the first, second, third, and fourth quarters of 2015 are severance, restructuring, and integration costs of $14.6 million, $4.9 million, $14.1 million, and $13.6 million, respectively. In addition, the first quarter of 2015 includes $9.2 million of compensation expense related to the accelerated vesting of acquiree stock based compensation awards related to our acquisition of Tripwire.

Included in the first, second, third, and fourth quarters of 2014 are severance, restructuring, and integration costs of $1.4 million, $38.2 million, $9.2 million, and $22.0 million, respectively. The second quarter of 2014 also includes $7.4 million of purchase accounting effects related to acquisitions, primarily the adjustment of acquired inventory to fair value.